21. Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Unpaid acquisition payable	$ 53,824	$ 53,655
Other current liabilities	8,819	8,744
Total other current liabilities	62,643	62,399
Accrued warranty reserve	1,538	1,538
Total other non-current liabilities	1,538	1,538
Total other liabilities	$ 64,181	$ 63,937